Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property, plant and equipment are carried at cost less accumulated depreciation
Buildings	20 years
Machineries and equipment	10 years
Fixtures and electronic equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of net revenues from customers
	December 31, 2019	December 31, 2020	December 31, 2021
Percentage of revenue contributed by Customer A	11%	—	—
Percentage of revenue contributed by Customer B	—	—	11%

Schedule of accounts receivable from customers
	December 31, 2020	December 31, 2021
Percentage of accounts receivable from Customer C	10%	18%

Disaggregation of Revenue
	Three Months Ended March 31,
	2021	2022
China and Asia & Pacific	$12,484	$33,242
Europe	2,327	2,751
USA	127	675
Total	$14,938	$36,668